Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 10,496	$ (4,142)	$ (997)	$ 1,482	$ 9,487	$ (4,876)	$ 477	$ 2,047	$ 6,839	$ 7,478	$ 6,485
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities									3,263	(3,198)	6
Unrealized foreign currency translation (loss) gain									(1,453)	1,508	6,434
Unrealized forward contract foreign currency gain (loss)									5,724	(2,318)
Total other comprehensive income (loss) for the period									7,534	(4,008)	6,440
Comprehensive income									14,373	3,470	12,925
Comprehensive income attributable to noncontrolling interests									(2,589)	(1,132)	(2,979)
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									$ 11,784	$ 2,338	$ 9,946